GOODWILL AND OTHER INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill impairment	$ 0	$ 0	$ 0
Indefinite-lived intangible assets	7,415	2,340
Amortization of intangibles	$ 4,860	$ 2,795	$ 3,531